Contractual commitments and contingent liabilities - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of contingent liabilities [line items]
Contractual commitments	¥ 522,336	¥ 349,143
Maximum potential amount of future payment	¥ 3,600,631	3,641,978
Expiration Date of Concentration of Labor Supply In Employees under Agreeements	Dec. 31, 2023
Contingent liability for guarantees [Member]
Disclosure of contingent liabilities [line items]
Estimated liability for guarantees contract	¥ 16,759	¥ 21,869
Contingent liability for guarantees [Member] | Maximum [Member]
Disclosure of contingent liabilities [line items]
Guarantee period		8 years
Contingent liability for guarantees [Member] | Minimum [Member]
Disclosure of contingent liabilities [line items]
Guarantee period		1 month